ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Schedule of the Company's Major Subsidiaries and VIEs
Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Subsidiaries

Beijing Ambow Online Software Co., Ltd. (“Ambow Online”)	August 24, 2000	PRC	Software product and Investment holding

Ambow Education Co., Ltd.	January 25, 2005	Cayman Islands	Investment holding

Ambow Education Ltd.	June 6, 2007	Cayman Islands	Investment holding

Ambow Education (Hong Kong) Ltd.	December 17, 2007	Hong Kong	Investment holding

Beijing Ambow Chuangying Education and Technology Co., Ltd.	January 18, 2008	PRC	Investment holding

Wenjian Gongying Venture Investment Enterprise	July 20, 2009	PRC	Investment holding

Ambow (Dalian) Education and Technology Co., Ltd.	March 10, 2009	PRC	Career enhancement and Investment holding

Ambow Education Management (Hong Kong ) Ltd.	November 9, 2009	Hong Kong	Investment holding

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Ambow Education Management Ltd.	June 6, 2007	Cayman Islands	Investment holding

Ambow Shengying	October 13, 2008	PRC	Investment holding

Tianjin Ambow Yuhua Software Information Co., Ltd. (“Ambow Yuhua”)	March 31, 2010	PRC	Software product and Investment holding

Ambow University Inc.	July 5, 2016	United States	Investment holding

Variable interest entities (“VIEs”)

Beijing Normal University Ambow Education Technology Co., Ltd. (“Ambow Shida”)	July 30, 2004	PRC	Investment holding

Shanghai Ambow Education Information Consulting Co., Ltd. (“Ambow Shanghai”)	May 16, 2006	PRC	Investment holding

Ambow Sihua	April 17, 2007	PRC	Investment holding

Suzhou Wenjian Venture Investment Management Consulting Co., Ltd. (“Suzhou Wenjian”)	February 25, 2009	PRC	Investment holding

Ambow Rongye	September 8, 2015	PRC	Investment holding

Ambow Zhixin	October 14, 2015	PRC	Investment holding

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Subsidiaries of VIEs

Jinan Wangrong Investment Consulting Co., Ltd.	May 21,2010	PRC	Career Enhancement

Hebei Yuanlong Corporate Management Co., Ltd. (“Hebei YL Career Enhancement”)	January 13, 2011	PRC	Career Enhancement

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	Career Enhancement

Changsha Newer Education Consulting Co., Ltd. (“Changsha Career Enhancement”)	September 16, 2002	PRC	Career Enhancement

Kunshan Ambow	August 28, 2008	PRC	Career Enhancement

Shanghai Hero Further Education Institute	January 9, 2009	PRC	Career Enhancement

Beijing Century Tutoring	April 1, 2002	PRC	Tutoring

Beijing Ambow Dacheng Education and Technology Co., Ltd.	December 2, 2013	PRC	Career Enhancement

Shanghai Tongguo Education Technology Co., Ltd (“Shanghai Tongguo”)	June 1, 2014	PRC	Career Enhancement

Suzhou Jiaxue	January 21, 2016	PRC	Career Enhancement

Huanyu Liren	April 27, 2016	PRC	Career Enhancement

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Schools of VIEs

Changsha Study School (“Changsha Tutoring”)	June 1, 1984	PRC	Tutoring

Beijing YZ Tutoring	December 30, 1994	PRC	Tutoring

Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”)	June 18, 1999	PRC	K-12 School

Shenyang Universe High School (“Shenyang K-12”)	December 8, 2003	PRC	K-12 School

Shuyang Galaxy School (“Shuyang K-12”)	November 1, 2008	PRC	K-12 School

Beijing Haidian Ambow Xinganxian Training School	March 28, 2005	PRC	Tutoring

Beijing Huairou Xinganxian Training School	March 10, 2011	PRC	Tutoring

Schedule of Consolidated Financial Information of the Group's VIEs and Non-VIEs were Included in the Accompanying Consolidated Financial Statements of the Group
	As of December 31,
	2015	2016
	RMB	RMB
Total assets	718,514	773,436
Total liabilities	565,818	544,547

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net revenue	403,643	385,819	409,391
Net income (loss)	(550,911)	370,818	(12,805)

Schedule of the Group's Cash and Cash Equivalents Held by Foreign Banks or Foreign Currency in PRC Banks
	As of December 31,
	2015	2016
	RMB	RMB
VIEs in PRC	125,850	173,772
Non-VIEs in PRC	109,820	19,425
Total RMB	235,670	193,197